Accounting policies - Description of property, plant and equipment useful life (Details)	12 Months Ended
Dec. 31, 2017
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment life	3 years
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment life	5 years